Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brazil [member]
Disclosure of Trade and Other Receivables [Line Items]
Tax benefit	$ 1,874
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Contributions due from related party	$ 4,023	$ 4,518	$ 3,749